Seismic Data Library - Summary of the net book value of the Company’s seismic data library (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-Lived Assets Held and Used [Line Items]
Net seismic data library	$ 197,221	$ 180,117	$ 120,694
U.S. Offshore [Member]
Long-Lived Assets Held and Used [Line Items]
Net seismic data library		181	0
Unconvential 3D [Member] | U.S. Onshore [Member]
Long-Lived Assets Held and Used [Line Items]
Net seismic data library		94,553	43,106
Unconvential 3D [Member] | Canada [Member]
Long-Lived Assets Held and Used [Line Items]
Net seismic data library		76,335	55,738
Conventional 3D [Member] | U.S. Onshore [Member]
Long-Lived Assets Held and Used [Line Items]
Net seismic data library		8,628	21,166
Conventional 3D [Member] | Canada [Member]
Long-Lived Assets Held and Used [Line Items]
Net seismic data library		294	513
2D [Member] | Canada [Member]
Long-Lived Assets Held and Used [Line Items]
Net seismic data library		$ 126	$ 171